Personnel Expenses	12 Months Ended
Dec. 31, 2025
Personnel Expenses
Personnel Expenses

(23)Personnel Expenses

Details of personnel expenses by function are as follows:

	Millions of Euros
	2025	2024	2023
Cost of sales	1,444	1,373	1,384
Research and development	195	181	173
Selling, general & administration expenses	531	497	529
	2,170	2,051	2,086

Details by nature are as follows:

	Millions of Euros
	2025	2024	2023
Wages and salaries	1,753	1,667	1,698
Contributions to pension plans	44	42	43
Other social charges	38	34	31
Social Security	335	308	314
	2,170	2,051	2,086

On February 15, 2023, the Group announced the implementation of a comprehensive operational improvement plan with significant savings. The plan included the optimization of plasma costs and operations, the streamlining of corporate functions, and other initiatives to improve efficiency in the organization. It also included a reduction in staff in 2023 that affected approximately 8% of the human team, mainly in plasma operations in the United States. During the year 2025, the Group have recognized a severance expense of Euros 8 million (Euros 14 million during the year 2024 and Euros 75 million during the year 2023).